Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

	As at
	Dec 31, 2017	Dec 31, 2016
Cash and cash equivalents	39,457,407	55,952,873
Ardmore is required to maintain a minimum cash balance in accordance with its long-term debt facility agreement (see Note 8).